May 27, 2022
Knights of Columbus Large Cap Growth Fund

THE ADVISORS’ INNER CIRCLE FUND III

Knights of Columbus Large Cap Growth Fund

(the “Fund”)

Supplement dated May 27, 2022

to the Fund’s

Summary Prospectus (the “Summary Prospectus”), Prospectus (the “Prospectus”), and Statement of Additional Information (the “SAI”), each dated March 1, 2022

This supplement provides new and additional information beyond that contained in the Summary Prospectus, Prospectus and SAI, and should be read in conjunction with the Summary Prospectus, Prospectus, and SAI.

Effective upon shareholder approval on May 27, 2022, the Fund’s diversification status changed from diversified to non-diversified and the related fundamental policy was eliminated. Therefore, the Summary Prospectus, Prospectus and SAI are hereby amended and supplemented as follows.

1. The following is hereby added to the “Principal Investment Strategies” section of the Summary Prospectus, and the corresponding section of the Prospectus:

The Fund is classified as “non-diversified,” which means that it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

2. The following is hereby added to the “Principal Risks” section of the Summary Prospectus, and the corresponding section of the Prospectus:

Non-Diversified Risk – The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

3. The second paragraph of the “More Information about Risk” section of the Prospectus is hereby deleted and replaced with the following:

The value of your investment in a Fund is based on the value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which it trades. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings. The Large Cap Growth Fund is non-diversified, meaning that the Fund may invest a large percentage of its assets in a single issuer or a relatively small number of issuers. Accordingly, the Large Cap Growth Fund will be more susceptible to negative events affecting a small number of holdings than a diversified fund.

4. The following is hereby added to the “More Information about Risk” section of the Prospectus:

Non-Diversified Risk (Large Cap Growth Fund) – The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

5. The first paragraph of the “Description of Permitted Investments” section of the SAI is hereby deleted and replaced with the following:

Each Fund’s investment objective and principal investment strategies are described in the Prospectus. Each Fund, with the exception of the Knights of Columbus Large Cap Growth Fund, is diversified, as that term is defined under the Investment Company Act of 1940, as amended (the “1940 Act”). This means that with respect to 75% of its total assets, each Fund, with the exception of the Knights of Columbus Large Cap Growth Fund, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies or instrumentalities, or securities of other investment companies) if, as a result, more than 5% of the Fund’s total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund. Under applicable federal securities laws, the diversification of a mutual fund’s holdings is measured at the time a fund purchases a security. If a Fund holds securities that perform well on a relative basis, the value of those securities could appreciate such that the value of the Fund’s securities that constitute more than 5% of the Fund’s total assets, in the aggregate, might exceed 25% of the Fund’s total assets. In these circumstances, the Adviser might determine that it is in the best interests of the Fund’s shareholders not to reduce one or more of the Fund’s holdings in securities that constitute more than 5% of the Fund’s total assets. If the Adviser makes such a determination, the Fund’s holdings in such securities would continue to exceed 25% of the Fund’s total assets, and the Fund would not purchase any additional shares of securities that constituted more than 5% of the Fund’s total assets. The Fund would continue to qualify as a diversified fund under applicable federal securities laws. If more than 25% of a Fund’s assets were invested, in the aggregate, in securities of issuers that individually represented more than 5% of the Fund’s total assets, the Fund would be subject to the risk that its performance could be disproportionately affected by the performance of such securities.

Non-Diversification. The Knights of Columbus Large Cap Growth Fund is “non-diversified,” as that term is defined under the 1940 Act, which means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund, which increases the risk that a change in the value of any one investment held by the Fund could affect the overall value the Fund more than it would affect that of a “diversified” fund holding a greater number of investments. Accordingly, the value of the shares of the Fund may be more susceptible to any single economic, political or regulatory occurrence than the shares of a “diversified” fund would be. The Fund, however, intends to satisfy the diversification requirements necessary to qualify as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). For more information, see “Taxes” below.

6. In the “Investment Limitations” section of the SAI, the first fundamental policy listed under “Fundamental Policies” is hereby deleted and replaced with the following:

Purchase securities of an issuer that would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. This investment limitation does not apply to the Knights of Columbus Large Cap Growth Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

KOC-SK-008-0100